Annual Fund Operating Expenses - Admiral - Vanguard Total Stock Market Index Fund - Admiral Shares	Apr. 29, 2021
Operating Expenses:
Management Fees	0.04%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.04%